Quarterly Holdings Report
for
Fidelity® International Index Fund
May 31, 2026
SPI-NPRT1-0726
1.816029.121
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 7.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	15,075,072	56,451,434
Interactive Media & Services - 0.0%
CAR Group Ltd	1,379,511	24,629,444
REA Group Ltd	201,838	21,615,588
		46,245,032
TOTAL COMMUNICATION SERVICES		102,696,466
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Wesfarmers Ltd	4,351,486	249,017,327
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	2,080,382	74,913,255
Lottery Corp/The	8,531,299	33,234,742
		108,147,997
TOTAL CONSUMER DISCRETIONARY		357,165,324
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	5,148,233	80,370,352
Woolworths Group Ltd	4,682,343	118,564,241
TOTAL CONSUMER STAPLES		198,934,593
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	12,448,623	69,879,567
Woodside Energy Group Ltd (d)	7,286,839	159,402,789
TOTAL ENERGY		229,282,356
Financials - 2.8%
Banks - 2.1%
ANZ Group Holdings Ltd	11,553,293	292,520,810
Commonwealth Bank of Australia	6,414,311	760,789,401
National Australia Bank Ltd	11,757,972	315,591,709
Westpac Banking Corp	13,109,880	339,218,144
		1,708,120,064
Capital Markets - 0.4%
ASX Ltd	749,004	24,887,764
Macquarie Group Ltd	1,387,843	237,956,526
		262,844,290
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd (d)	1,310,609	40,977,009
Insurance - 0.3%
Insurance Australia Group Ltd	8,557,775	47,115,900
Medibank Pvt Ltd	10,555,921	36,417,927
QBE Insurance Group Ltd	5,756,287	93,669,180
Suncorp Group Ltd	4,150,581	51,848,539
		229,051,546
TOTAL FINANCIALS		2,240,992,909
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	1,860,207	129,193,544
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd (d)	250,671	18,107,063
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	19,910,883	42,074,185
Sonic Healthcare Ltd	1,752,310	24,535,545
		66,609,730
Health Care Technology - 0.0%
Pro Medicus Ltd	220,237	20,936,142
TOTAL HEALTH CARE		234,846,479
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	5,175,073	61,633,502
Passenger Airlines - 0.0%
Qantas Airways Ltd (d)	2,842,047	19,283,289
Professional Services - 0.0%
Computershare Ltd	1,995,231	49,440,086
Trading Companies & Distributors - 0.0%
SGH Ltd (d)	780,008	23,097,987
Transportation Infrastructure - 0.2%
Transurban Group unit	11,959,498	128,766,420
TOTAL INDUSTRIALS		282,221,284
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd (d)	740,775	19,172,877
Materials - 2.6%
Metals & Mining - 2.6%
BHP Group Ltd	19,476,754	867,073,246
Evolution Mining Ltd	7,785,107	67,929,924
Fortescue Ltd	6,195,811	99,351,765
Glencore PLC	35,984,870	273,679,096
Lynas Rare Earths Ltd (b)(d)	3,472,096	47,736,065
Northern Star Resources Ltd	5,211,178	70,453,498
PLS Group Ltd (b)	12,041,033	55,908,021
Rio Tinto Ltd	1,425,174	190,148,942
Rio Tinto PLC	4,088,665	434,263,019
South32 Ltd	17,196,534	59,451,642
TOTAL MATERIALS		2,165,995,218
Real Estate - 0.3%
Diversified REITs - 0.0%
Stockland unit	9,284,910	27,361,468
Industrial REITs - 0.2%
Goodman Group unit	7,641,668	173,945,856
Retail REITs - 0.1%
Scentre Group unit	20,019,387	55,109,619
Vicinity Ltd unit	15,118,271	27,491,631
		82,601,250
TOTAL REAL ESTATE		283,908,574
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	6,603,244	51,589,907
Gas Utilities - 0.0%
Apa Group unit	5,073,866	36,760,159
TOTAL UTILITIES		88,350,066
TOTAL AUSTRALIA		6,203,566,146
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	564,490	40,591,663
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (e)(f)	280,381	50,396,309
Erste Group Bank AG	1,180,113	140,666,351
Raiffeisen Bank International AG	504,324	29,070,994
TOTAL FINANCIALS		220,133,654
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A (d)	261,003	17,520,171
TOTAL AUSTRIA		278,245,488
BELGIUM - 0.9%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	82,318	16,457,093
Consumer Staples - 0.5%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	3,444,305	275,777,466
Food Products - 0.1%
Lotus Bakeries NV	1,564	20,066,746
TOTAL CONSUMER STAPLES		295,844,212
Financials - 0.2%
Banks - 0.1%
KBC Group NV	880,485	117,026,389
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	280,804	26,497,160
Sofina SA (d)	59,782	15,549,728
		42,046,888
Insurance - 0.1%
Ageas SA/NV	571,884	44,425,230
TOTAL FINANCIALS		203,498,507
Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	76,772	20,130,134
UCB SA	465,954	136,796,118
TOTAL HEALTH CARE		156,926,252
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	268,870	21,074,589
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	167,228	26,000,797
TOTAL BELGIUM		719,801,450
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	610,221	33,182,369
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	1,322,561	72,989,187
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	5,015,132	228,086,032
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	6,136,425	17,261,325
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	14,183,578	86,763,992
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuilding (Holdings) Ltd	9,901,104	28,238,996
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	5,174,838	22,860,173
TOTAL INDUSTRIALS		51,099,169
TOTAL CHINA		383,210,518
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC (United Kingdom)	817,626	50,584,393
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV (d)	574,952	12,055,137
DENMARK - 1.6%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	287,473	26,962,860
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	360,340	48,440,853
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	2,400,374	126,391,664
Insurance - 0.0%
Tryg A/S	1,171,694	27,574,649
TOTAL FINANCIALS		153,966,313
Health Care - 0.8%
Biotechnology - 0.1%
Genmab A/S (b)	233,956	61,325,410
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	483,413	29,676,371
Demant A/S (b)	324,654	12,676,592
		42,352,963
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	12,344,502	564,084,018
TOTAL HEALTH CARE		667,762,391
Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	737,292	185,193,160
Building Products - 0.0%
ROCKWOOL A/S Series B	360,374	11,383,044
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	3,677,245	103,175,618
TOTAL INDUSTRIALS		299,751,822
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	1,350,635	78,469,312
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(e)(f)	1,772,440	45,405,334
TOTAL DENMARK		1,320,758,885
FINLAND - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	545,192	26,148,699
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	1,046,931	25,375,296
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	1,621,591	53,262,493
Financials - 0.5%
Banks - 0.4%
Nordea Bank Abp	11,769,324	225,499,158
Insurance - 0.1%
Sampo Oyj A Shares	9,157,715	96,655,585
TOTAL FINANCIALS		322,154,743
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	420,122	35,086,170
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	1,259,366	75,297,070
Metso Oyj	2,462,501	47,047,638
Wartsila OYJ Abp	1,871,142	76,169,251
TOTAL INDUSTRIALS		198,513,959
Information Technology - 0.4%
Communications Equipment - 0.4%
Nokia Oyj	19,258,535	282,865,412
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	2,114,951	24,779,798
UPM-Kymmene Oyj	2,022,815	59,079,662
TOTAL MATERIALS		83,859,460
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,719,600	40,215,116
TOTAL FINLAND		1,067,481,348
FRANCE - 7.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	7,137,114	149,277,139
Media - 0.1%
Publicis Groupe SA	877,292	85,350,871
TOTAL COMMUNICATION SERVICES		234,628,010
Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	2,372,011	86,581,246
Automobiles - 0.0%
Renault SA	708,486	24,232,060
Hotels, Restaurants & Leisure - 0.1%
Accor SA	719,707	39,201,040
Sodexo SA (d)	212,032	11,633,856
Sodexo SA loyalty shares	84,696	4,662,860
		55,497,756
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	99,138	185,262,064
Kering SA	273,446	80,535,220
LVMH Moet Hennessy Louis Vuitton SE	953,806	521,682,443
		787,479,727
TOTAL CONSUMER DISCRETIONARY		953,790,789
Consumer Staples - 0.8%
Beverages - 0.1%
Pernod Ricard SA	749,383	55,205,204
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	2,257,830	42,228,700
Food Products - 0.2%
Danone SA	2,415,893	171,770,041
Personal Care Products - 0.5%
L'Oreal SA	582,643	257,089,842
L'Oreal SA (loyalty shares)	338,044	149,161,114
		406,250,956
TOTAL CONSUMER STAPLES		675,454,901
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Bollore SE (d)	2,369,314	15,033,809
TotalEnergies SE	7,549,242	661,992,669
TOTAL ENERGY		677,026,478
Financials - 1.2%
Banks - 0.9%
BNP Paribas SA	3,800,151	409,628,834
Credit Agricole SA	3,479,465	67,036,161
Societe Generale SA Series A	2,449,129	204,622,847
		681,287,842
Capital Markets - 0.0%
Amundi SA (e)(f)	237,319	23,238,106
Insurance - 0.3%
AXA SA	6,009,930	277,138,045
TOTAL FINANCIALS		981,663,993
Health Care - 0.4%
Biotechnology - 0.0%
Abivax SA (b)	205,145	27,403,890
Health Care Equipment & Supplies - 0.4%
BioMerieux	147,444	12,786,615
EssilorLuxottica SA	1,154,250	233,296,580
		246,083,195
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	111,917	23,249,172
Pharmaceuticals - 0.0%
Ipsen SA	128,499	23,471,401
TOTAL HEALTH CARE		320,207,658
Industrials - 2.3%
Aerospace & Defense - 1.4%
Airbus SE	2,277,592	475,623,165
Dassault Aviation SA	65,531	23,297,497
Safran SA	1,322,885	471,699,094
Thales SA	355,215	99,660,081
		1,070,279,837
Building Products - 0.2%
Cie de Saint-Gobain SA	1,706,982	154,688,345
Construction & Engineering - 0.5%
Bouygues SA	849,233	49,982,919
Eiffage SA	262,943	38,260,415
Vinci SA	1,785,415	259,667,735
		347,911,069
Electrical Equipment - 0.2%
Legrand SA	980,048	168,782,847
Ground Transportation - 0.0%
Ayvens SA (e)(f)	1,276,916	17,247,192
Machinery - 0.0%
Alstom SA (b)(d)	1,328,212	26,510,366
Professional Services - 0.0%
Bureau Veritas SA	1,217,766	36,930,459
Trading Companies & Distributors - 0.0%
Rexel SA	851,191	36,546,042
Transportation Infrastructure - 0.0%
Aeroports de Paris SA (d)	123,278	16,536,018
Getlink SE Series A	948,663	20,758,325
		37,294,343
TOTAL INDUSTRIALS		1,896,190,500
Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE (b)	586,197	69,643,062
Software - 0.1%
Dassault Systemes SE	2,571,640	56,406,743
TOTAL INFORMATION TECHNOLOGY		126,049,805
Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	1,442,722	298,042,877
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	203,231	13,096,937
Office REITs - 0.0%
Gecina SA	169,251	14,500,085
Retail REITs - 0.0%
Klepierre SA	824,646	33,684,585
Unibail-Rodamco-Westfield unit	414,332	48,008,722
		81,693,307
TOTAL REAL ESTATE		109,290,329
Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	5,331,404	164,468,732
Engie SA PF shares	1,490,100	45,968,165
Veolia Environnement SA	2,274,388	91,761,939
TOTAL UTILITIES		302,198,836
TOTAL FRANCE		6,574,544,176
GERMANY - 8.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	13,160,982	441,881,133
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	220,786	16,005,166
Interactive Media & Services - 0.0%
Scout24 SE (e)(f)	267,642	22,554,834
TOTAL COMMUNICATION SERVICES		480,441,133
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	421,645	34,850,584
Automobiles - 0.4%
Bayerische Motoren Werke AG	1,068,000	93,129,668
Mercedes-Benz Group AG	2,768,145	168,076,311
		261,205,979
Specialty Retail - 0.0%
Zalando SE (b)(e)(f)	810,127	22,007,468
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	620,941	119,938,212
TOTAL CONSUMER DISCRETIONARY		438,002,243
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	348,428	25,271,026
Personal Care Products - 0.0%
Beiersdorf AG (d)	348,710	28,035,273
TOTAL CONSUMER STAPLES		53,306,299
Financials - 1.8%
Banks - 0.1%
Commerzbank AG (d)	2,484,955	107,416,613
Capital Markets - 0.5%
Deutsche Bank AG	6,957,024	226,074,784
Deutsche Boerse AG	696,229	200,591,765
		426,666,549
Insurance - 1.2%
Allianz SE	1,458,130	646,179,332
Hannover Rueck SE	231,124	62,651,097
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	500,758	262,983,561
Talanx AG	227,656	27,350,409
		999,164,399
TOTAL FINANCIALS		1,533,247,561
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (e)(f)	1,297,073	52,694,325
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG (d)	731,021	31,680,284
Fresenius SE & Co KGaA	1,619,155	68,370,531
		100,050,815
Pharmaceuticals - 0.3%
Bayer AG	3,765,580	160,137,973
Merck KGaA	495,376	75,442,847
		235,580,820
TOTAL HEALTH CARE		388,325,960
Industrials - 2.7%
Aerospace & Defense - 0.4%
Hensoldt AG (d)	232,422	24,130,017
MTU Aero Engines AG	206,632	75,510,176
Rheinmetall AG	178,453	268,672,886
		368,313,079
Air Freight & Logistics - 0.3%
Deutsche Post AG	3,526,322	210,018,562
Construction & Engineering - 0.0%
HOCHTIEF AG	56,594	32,121,070
Electrical Equipment - 0.7%
Siemens Energy AG	2,970,522	565,596,705
Industrial Conglomerates - 1.1%
Siemens AG	2,847,504	892,807,242
Machinery - 0.2%
Daimler Truck Holding AG	1,760,712	86,563,223
Gea Group Ag	561,626	36,324,217
Knorr-Bremse AG	247,153	29,894,559
Rational AG	19,612	15,074,913
		167,856,912
Passenger Airlines - 0.0%
Deutsche Lufthansa AG (d)	2,298,437	22,852,304
Trading Companies & Distributors - 0.0%
Brenntag SE	442,743	29,198,129
TOTAL INDUSTRIALS		2,288,764,003
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 0.6%
Infineon Technologies AG	5,005,540	474,603,162
Software - 0.9%
Nemetschek SE	221,359	15,956,336
SAP SE	4,002,486	724,027,421
		739,983,757
TOTAL INFORMATION TECHNOLOGY		1,214,586,919
Materials - 0.5%
Chemicals - 0.4%
BASF SE	3,421,005	202,567,356
Evonik Industries AG (b)	982,412	19,262,332
Symrise AG	508,958	46,782,059
		268,611,747
Construction Materials - 0.1%
Heidelberg Materials AG	507,002	112,176,771
TOTAL MATERIALS		380,788,518
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE rights (b)(c)	283,618	965,971
Vonovia SE	2,764,205	68,894,164
TOTAL REAL ESTATE		69,860,135
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	2,209,617	140,617,339
Multi-Utilities - 0.2%
E.ON SE	8,605,487	182,681,409
TOTAL UTILITIES		323,298,748
TOTAL GERMANY		7,170,621,519
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	356,275	30,411,634
HONG KONG - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	13,077,867	20,191,937
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (e)(f)	29,507,483	34,075,045
Financials - 1.1%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	188,276	19,593,883
Hong Kong Exchanges & Clearing Ltd	4,616,631	235,725,008
		255,318,891
Insurance - 0.8%
AIA Group Ltd	40,277,802	422,724,447
Prudential PLC	9,674,468	137,644,063
		560,368,510
TOTAL FINANCIALS		815,687,401
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	5,964,874	24,005,937
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	1,343,705	13,991,033
Machinery - 0.1%
Techtronic Industries Co Ltd	5,259,765	78,055,184
TOTAL INDUSTRIALS		116,052,154
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	6,707,390	40,517,021
Henderson Land Development Co Ltd (d)	5,102,828	20,158,935
Hongkong Land Holdings Ltd (Singapore)	3,709,399	28,265,620
Sino Land Co Ltd (d)	14,541,879	21,914,225
Sun Hung Kai Properties Ltd	4,998,194	83,995,222
Wharf Real Estate Investment Co Ltd	5,819,148	17,850,466
		212,701,489
Retail REITs - 0.0%
Link REIT	10,028,036	51,669,932
TOTAL REAL ESTATE		264,371,421
Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	2,317,825	17,553,231
CLP Holdings Ltd	6,294,332	61,442,203
Power Assets Holdings Ltd	5,309,589	40,718,434
		119,713,868
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	42,913,548	39,261,715
TOTAL UTILITIES		158,975,583
TOTAL HONG KONG		1,409,353,541
INDONESIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	617,771	41,007,639
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	612,145	52,443,735
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	8,126,636	95,633,463
Bank of Ireland Group PLC	3,643,570	74,096,310
TOTAL FINANCIALS		169,729,773
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	587,197	53,833,657
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	617,641	86,092,979
TOTAL INDUSTRIALS		139,926,636
TOTAL IRELAND		362,100,144
ISRAEL - 1.3%
Financials - 0.6%
Banks - 0.5%
Bank Hapoalim BM	5,021,349	129,117,859
Bank Leumi Le-Israel BM	5,664,236	143,660,052
Israel Discount Bank Ltd Class A	4,689,583	52,076,909
Mizrahi Tefahot Bank Ltd	598,056	45,965,147
		370,819,967
Insurance - 0.1%
Harel Insurance Investments & Financial Services Ltd	453,501	28,791,161
Phoenix Financial Ltd	872,269	57,975,957
		86,767,118
TOTAL FINANCIALS		457,587,085
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	4,463,090	157,636,339
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	107,052	96,174,044
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (Israel) (b)	116,990	61,119,443
Tower Semiconductor Ltd (b)	428,358	122,407,534
		183,526,977
Software - 0.0%
Check Point Software Technologies Ltd (b)	299,641	40,466,517
TOTAL INFORMATION TECHNOLOGY		223,993,494
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	2,720,914	17,949,636
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	166,971	27,732,761
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enlight Renewable Energy Ltd (b)	533,528	57,487,429
OPC Energy Ltd (b)	653,430	28,691,128
TOTAL UTILITIES		86,178,557
TOTAL ISRAEL		1,067,251,916
ITALY - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (b)	65,489,038	55,670,418
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	464,566	159,959,960
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	842,658	54,903,469
TOTAL CONSUMER DISCRETIONARY		214,863,429
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	768,350	44,121,183
Davide Campari-Milano NV (d)	2,241,768	14,648,100
TOTAL CONSUMER STAPLES		58,769,283
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	6,963,677	182,191,023
Financials - 1.6%
Banks - 1.3%
Banca Monte dei Paschi di Siena SpA (d)	7,278,833	78,346,004
Banco BPM SpA	4,355,731	68,510,875
BPER Banca SPA	5,997,208	81,269,576
FinecoBank Banca Fineco SpA	2,345,372	57,339,054
Intesa Sanpaolo SpA	53,395,876	360,852,994
UniCredit SpA	5,201,929	448,973,237
		1,095,291,740
Financial Services - 0.1%
Banca Mediolanum SpA	785,739	18,155,587
Poste Italiane SpA	1,752,196	51,829,790
		69,985,377
Insurance - 0.2%
Generali	3,118,623	140,447,871
Unipol Assicurazioni SpA	1,375,012	34,065,009
		174,512,880
TOTAL FINANCIALS		1,339,789,997
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	400,756	24,073,253
Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	1,551,220	98,510,370
Electrical Equipment - 0.2%
Prysmian SpA	1,079,297	185,927,308
Passenger Airlines - 0.1%
Ryanair Holdings PLC	1,600,509	46,718,826
TOTAL INDUSTRIALS		331,156,504
Utilities - 0.6%
Electric Utilities - 0.5%
Enel SpA	29,226,352	327,954,282
Terna - Rete Elettrica Nazionale	5,392,990	61,972,859
		389,927,141
Gas Utilities - 0.1%
Italgas SpA	2,337,341	27,439,952
Snam SpA	7,729,262	56,490,567
		83,930,519
TOTAL UTILITIES		473,857,660
TOTAL ITALY		2,680,371,567
JAPAN - 23.3%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.1%
NTT Inc	115,576,019	108,436,666
Entertainment - 0.3%
Capcom Co Ltd	1,021,460	19,343,380
Konami Group Corp	371,237	44,124,675
Nexon Co Ltd	1,139,424	16,025,553
Nintendo Co Ltd	4,193,906	187,672,677
Toho Co Ltd/Tokyo (d)	2,023,845	15,617,402
		282,783,687
Interactive Media & Services - 0.0%
LY Corp	9,895,177	25,696,064
Wireless Telecommunication Services - 1.3%
KDDI Corp	11,236,314	193,157,293
SoftBank Corp	110,294,210	149,014,675
SoftBank Group Corp	14,230,645	669,439,319
		1,011,611,287
TOTAL COMMUNICATION SERVICES		1,428,527,704
Consumer Discretionary - 3.5%
Automobile Components - 0.5%
Aisin Corp	1,745,574	26,452,409
Bridgestone Corp	4,090,650	88,046,072
Denso Corp	6,415,650	76,329,668
Sumitomo Electric Industries Ltd	2,738,781	211,244,205
		402,072,354
Automobiles - 1.2%
Honda Motor Co Ltd	13,899,987	124,904,998
Isuzu Motors Ltd	1,980,101	29,090,818
Nissan Motor Co Ltd (b)(d)	8,897,718	22,142,432
Subaru Corp	1,993,487	30,253,901
Suzuki Motor Corp	6,024,277	74,605,036
Toyota Motor Corp	36,324,985	687,185,751
Yamaha Motor Co Ltd (d)	3,414,741	28,108,658
		996,291,594
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	7,307,106	40,146,048
Rakuten Group Inc (b)	5,411,738	25,324,888
Ryohin Keikaku Co Ltd	1,937,153	47,229,241
		112,700,177
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	4,140,692	59,545,842
Zensho Holdings Co Ltd	354,237	17,909,248
		77,455,090
Household Durables - 0.9%
Panasonic Holdings Corp	8,937,719	206,496,953
Sekisui House Ltd (d)	2,287,542	48,028,016
Sony Group Corp	22,393,391	483,029,735
		737,554,704
Leisure Products - 0.1%
Bandai Namco Holdings Inc	1,930,853	44,048,744
Shimano Inc	273,643	28,321,654
		72,370,398
Specialty Retail - 0.5%
Fast Retailing Co Ltd	731,816	379,253,802
Nitori Holdings Co Ltd	1,480,520	24,314,043
Sanrio Co Ltd (d)	3,671,173	19,736,026
		423,303,871
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	2,604,143	79,187,923
TOTAL CONSUMER DISCRETIONARY		2,900,936,111
Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd	5,392,801	51,586,553
Kirin Holdings Co Ltd	2,971,363	50,718,302
Suntory Beverage & Food Ltd	473,783	12,797,787
		115,102,642
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	8,268,663	72,243,396
Seven & i Holdings Co Ltd	7,237,779	84,504,757
		156,748,153
Food Products - 0.2%
Ajinomoto Co Inc	3,279,184	106,077,016
Kikkoman Corp	2,601,128	22,750,581
		128,827,597
Household Products - 0.0%
Unicharm Corp	4,104,906	24,438,966
Personal Care Products - 0.1%
Kao Corp	1,738,631	66,584,654
Shiseido Co Ltd (d)	1,533,180	27,055,551
		93,640,205
Tobacco - 0.2%
Japan Tobacco Inc	4,216,293	162,419,428
TOTAL CONSUMER STAPLES		681,176,991
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	9,856,200	80,791,569
Idemitsu Kosan Co Ltd	2,963,788	26,024,911
Inpex Corp	3,378,363	76,448,813
TOTAL ENERGY		183,265,293
Financials - 3.9%
Banks - 2.5%
Chiba Bank Ltd/The	2,080,749	30,388,486
Japan Post Bank Co Ltd	6,853,126	132,058,165
Mitsubishi UFJ Financial Group Inc	40,939,613	769,413,747
Mizuho Financial Group Inc	9,066,340	407,495,608
Resona Holdings Inc	7,958,890	101,598,193
Sumitomo Mitsui Financial Group Inc	13,937,126	508,327,292
Sumitomo Mitsui Trust Group Inc	2,410,656	83,040,589
Yokohama Financial Group Inc	3,729,152	38,013,865
		2,070,335,945
Capital Markets - 0.3%
Daiwa Securities Group Inc	4,812,273	45,338,371
Japan Exchange Group Inc	3,658,142	44,688,818
Nomura Holdings Inc	11,246,376	90,636,066
SBI Holdings Inc	2,026,639	37,029,602
		217,692,857
Financial Services - 0.1%
Mitsubishi HC Capital Inc	3,373,593	27,568,714
ORIX Corp	4,200,899	163,831,419
		191,400,133
Insurance - 1.0%
Daiichi Life Group Inc	13,188,382	135,473,538
Japan Post Holdings Co Ltd	6,458,137	83,856,637
Japan Post Insurance Co Ltd	2,030,880	18,228,380
MS&AD Insurance Group Holdings Inc	4,576,694	122,476,678
Sompo Holdings Inc	3,133,270	115,781,136
T&D Holdings Inc	1,683,406	44,329,920
Tokio Marine Holdings Inc	6,856,931	304,491,400
		824,637,689
TOTAL FINANCIALS		3,304,066,624
Health Care - 1.3%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	1,297,107	220,548,504
Olympus Corp	4,058,171	45,495,648
Terumo Corp	5,107,431	76,800,010
		342,844,162
Pharmaceuticals - 0.9%
Astellas Pharma Inc	6,589,471	93,859,617
Chugai Pharmaceutical Co Ltd	2,574,315	127,316,470
Daiichi Sankyo Co Ltd	6,534,876	109,985,528
Eisai Co Ltd	978,121	24,318,960
Kyowa Kirin Co Ltd	906,568	14,258,957
Otsuka Holdings Co Ltd	1,613,006	118,647,319
Shionogi & Co Ltd	2,898,339	54,511,486
Takeda Pharmaceutical Co Ltd	6,098,945	194,685,020
		737,583,357
TOTAL HEALTH CARE		1,080,427,519
Industrials - 5.8%
Building Products - 0.2%
AGC Inc	729,275	31,769,127
Daikin Industries Ltd	1,011,161	145,572,518
		177,341,645
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	1,389,690	24,174,402
Secom Co Ltd	1,520,195	60,611,172
TOPPAN Holdings Inc	847,190	24,266,981
		109,052,555
Construction & Engineering - 0.2%
Kajima Corp	1,519,773	56,367,056
Obayashi Corp	2,386,478	48,624,124
Shimizu Corp	1,854,232	31,219,182
Taisei Corp	547,320	48,145,878
		184,356,240
Electrical Equipment - 0.8%
Fuji Electric Co Ltd	529,284	51,311,618
Fujikura Ltd	5,783,534	172,352,338
Furukawa Electric Co Ltd	250,500	81,882,586
Mitsubishi Electric Corp	7,289,876	296,355,895
NIDEC CORP	3,199,776	56,093,772
		657,996,209
Ground Transportation - 0.2%
Central Japan Railway Co	2,878,121	62,951,903
East Japan Railway Co	3,695,887	78,719,789
Hankyu Hanshin Holdings Inc	867,557	25,509,493
Seibu Holdings Inc	761,801	13,486,315
West Japan Railway Co	1,571,547	25,936,717
		206,604,217
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	67,469	15,483,577
Hitachi Ltd	16,950,013	548,664,015
		564,147,592
Machinery - 1.4%
Daifuku Co Ltd	1,201,096	55,135,861
Ebara Corp	1,752,663	62,321,715
FANUC Corp	3,577,210	175,754,312
IHI Corp	3,735,128	64,902,978
Kawasaki Heavy Industries Ltd	2,815,953	55,073,116
Komatsu Ltd	3,298,551	134,705,265
Kubota Corp	3,709,942	66,201,960
Makita Corp	831,777	28,901,854
MINEBEA MITSUMI Inc	1,268,660	36,339,603
Mitsubishi Heavy Industries Ltd	12,284,484	290,390,054
SMC Corp	208,085	90,501,623
		1,060,228,341
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (d)	1,347,489	21,320,895
Mitsui OSK Lines Ltd	1,286,883	44,246,830
Nippon Yusen KK	1,488,481	49,596,734
		115,164,459
Passenger Airlines - 0.0%
ANA Holdings Inc (d)	618,116	11,598,529
Professional Services - 0.4%
Recruit Holdings Co Ltd	5,079,638	339,678,773
Trading Companies & Distributors - 1.7%
ITOCHU Corp	21,261,861	257,049,922
Marubeni Corp	5,410,488	176,516,470
Mitsubishi Corp	11,582,036	366,228,695
Mitsui & Co Ltd	9,058,657	300,884,033
Sumitomo Corp	3,892,351	171,642,584
Toyota Tsusho Corp	2,442,780	106,291,184
		1,378,612,888
TOTAL INDUSTRIALS		4,804,781,448
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 1.4%
Ibiden Co Ltd	890,904	128,658,475
Keyence Corp	722,485	363,408,617
Kyocera Corp	4,486,923	98,125,469
Murata Manufacturing Co Ltd	6,207,388	390,970,528
TDK Corp	7,264,483	188,167,071
Yokogawa Electric Corp	837,979	26,312,955
		1,195,643,115
IT Services - 0.4%
Fujitsu Ltd	6,501,829	138,489,538
NEC Corp	4,706,157	121,240,462
Nomura Research Institute Ltd	1,448,115	46,389,254
Obic Co Ltd	1,240,733	31,261,736
Otsuka Corp	873,885	15,851,906
		353,232,896
Semiconductors & Semiconductor Equipment - 2.5%
Advantest Corp	2,805,717	458,722,149
Disco Corp	332,603	135,713,622
Kioxia Holdings Corp (b)	1,203,570	497,630,267
Lasertec Corp	298,162	75,388,554
Renesas Electronics Corp	6,632,273	184,627,289
SCREEN Holdings Co Ltd (d)	584,979	40,843,666
Tokyo Electron Ltd	1,717,405	575,973,924
		1,968,899,471
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	3,067,345	81,574,306
FUJIFILM Holdings Corp	4,290,995	89,207,408
		170,781,714
TOTAL INFORMATION TECHNOLOGY		3,688,557,196
Materials - 1.0%
Chemicals - 0.7%
Asahi Kasei Corp	4,711,326	52,862,459
Mitsubishi Chemical Group Corp	4,558,151	32,827,044
Nippon Paint Holdings Co Ltd (d)	3,634,413	24,109,235
Nippon Sanso Holdings Corp	664,014	25,782,580
Nitto Denko Corp	2,601,256	48,747,073
Resonac Holdings Corp	673,300	79,139,648
Shin-Etsu Chemical Co Ltd	6,276,946	304,699,920
Toray Industries Inc	4,901,587	36,685,346
		604,853,305
Metals & Mining - 0.3%
JFE Holdings Inc	2,205,820	23,551,922
JX Advanced Metals Corp (d)	2,100,748	51,824,562
Mitsui Kinzoku Co Ltd	209,100	67,785,346
Nippon Steel Corp	18,537,209	65,961,767
Sumitomo Metal Mining Co Ltd	919,588	52,132,901
		261,256,498
TOTAL MATERIALS		866,109,803
Real Estate - 0.4%
Office REITs - 0.0%
Nippon Building Fund Inc	28,719	22,973,036
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	1,089,640	21,644,598
ERNI Components Inc	2,149,134	58,483,325
Hulic Co Ltd	1,766,033	18,839,607
Mitsubishi Estate Co Ltd	3,965,798	100,996,934
Mitsui Fudosan Co Ltd	9,506,934	91,003,831
Sumitomo Realty & Development Co Ltd	2,242,261	52,330,921
		343,299,216
TOTAL REAL ESTATE		366,272,252
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	2,542,244	46,689,880
Kansai Electric Power Co Inc/The	3,632,419	53,266,660
		99,956,540
Gas Utilities - 0.1%
Osaka Gas Co Ltd	1,296,265	43,633,419
Tokyo Gas Co Ltd	1,137,893	45,582,880
		89,216,299
TOTAL UTILITIES		189,172,839
TOTAL JAPAN		19,493,293,780
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)(f)	640,378	27,432,590
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)(f)	806,440	12,924,278
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	438,482	31,944,880
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	1,633,798	113,043,869
ArcelorMittal SA rights 5/29/2026 (b)(c)	1,595,768	237,371
TOTAL MATERIALS		113,281,240
TOTAL LUXEMBOURG		158,150,398
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	7,553,766	30,188,461
Sands China Ltd	9,306,359	18,204,454

TOTAL MACAU		48,392,915
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	706,122	31,247,707
NETHERLANDS - 5.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	14,670,556	76,421,015
Entertainment - 0.1%
Universal Music Group NV	3,875,860	86,997,331
Universal Music Group NV rights (b)(c)	4,140,167	1,352,145
		88,349,476
TOTAL COMMUNICATION SERVICES		164,770,491
Consumer Staples - 0.4%
Beverages - 0.1%
Heineken Holding NV Class A	460,604	33,255,682
Heineken NV	1,103,908	86,209,500
		119,465,182
Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	3,389,372	142,993,158
Food Products - 0.0%
Magnum Ice Cream Co NV/The (d)	1,877,434	30,430,003
TOTAL CONSUMER STAPLES		292,888,343
Financials - 0.9%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (f)	2,366,472	94,179,830
ING Groep NV	11,193,570	346,725,726
		440,905,556
Capital Markets - 0.0%
Euronext NV (e)	298,081	48,536,362
Financial Services - 0.2%
Adyen NV (b)(e)(f)	102,783	112,585,166
EXOR NV	338,486	26,432,534
		139,017,700
Insurance - 0.2%
ASR Nederland NV	601,136	45,084,911
NN Group NV	1,008,060	84,281,429
		129,366,340
TOTAL FINANCIALS		757,825,958
Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	237,196	198,280,149
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	2,952,650	78,392,773
TOTAL HEALTH CARE		276,672,922
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	868,948	61,779,345
Wolters Kluwer NV rights (b)(c)	874,589	1,621,992
TOTAL INDUSTRIALS		63,401,337
Information Technology - 3.4%
Semiconductors & Semiconductor Equipment - 3.2%
ASM International NV	179,621	188,223,725
ASML Holding NV	1,487,753	2,405,598,623
BE Semiconductor Industries NV	272,153	90,279,725
		2,684,102,073
Software - 0.2%
Nebius Group NV Class A (b)(d)	774,036	178,871,979
TOTAL INFORMATION TECHNOLOGY		2,862,974,052
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	590,037	44,780,955
TOTAL NETHERLANDS		4,463,314,058
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	3,447,279	32,534,992
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Fisher & Paykel Healthcare Corp Ltd	2,251,043	50,268,303
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	6,515,959	32,270,218
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)(d)	621,180	33,561,385
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	3,590,727	20,513,928
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	5,076,068	17,843,645
TOTAL UTILITIES		38,357,573
TOTAL NEW ZEALAND		186,992,471
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (e)(f)	2,936,952	13,946,011
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	2,360,170	38,568,497
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	1,667,461	36,788,394
Orkla ASA	2,783,005	29,390,787
Salmar ASA	259,882	16,146,976
TOTAL CONSUMER STAPLES		82,326,157
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	1,211,261	43,569,739
Equinor ASA	2,695,039	97,424,634
Var Energi ASA	3,588,241	17,668,685
TOTAL ENERGY		158,663,058
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	3,114,959	96,819,776
Insurance - 0.0%
Gjensidige Forsikring ASA	766,575	21,173,883
TOTAL FINANCIALS		117,993,659
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	1,601,464	57,518,961
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	4,929,240	60,283,489
TOTAL NORWAY		515,353,821
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	958,245	17,167,825
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	1,085,460	22,992,022
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,561,421	33,938,835
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	31,209,844	35,398,435
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	11,225,947	57,181,256
TOTAL PORTUGAL		149,510,548
SINGAPORE - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	28,419,705	96,643,698
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	1,441,076	130,460,610
Financials - 1.0%
Banks - 0.9%
DBS Group Holdings Ltd	7,902,705	389,113,405
Oversea-Chinese Banking Corp Ltd	12,546,621	230,041,866
United Overseas Bank Ltd	4,628,025	136,347,691
		755,502,962
Capital Markets - 0.1%
Singapore Exchange Ltd	3,080,684	52,815,174
TOTAL FINANCIALS		808,318,136
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	5,984,138	53,359,052
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)(d)	9,136,483	32,343,150
Industrial Conglomerates - 0.1%
Keppel Ltd	5,407,940	45,594,072
Passenger Airlines - 0.0%
Singapore Airlines Ltd	5,747,178	30,531,531
TOTAL INDUSTRIALS		161,827,805
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
STMicroelectronics NV	2,422,197	166,548,522
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	23,382,314	41,588,915
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	15,780,718	30,912,278
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	8,974,597	17,861,294
TOTAL REAL ESTATE		90,362,487
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	3,425,775	17,152,362
TOTAL SINGAPORE		1,471,313,620
SOUTH AFRICA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglo American PLC	4,063,875	217,487,949
SPAIN - 3.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (e)(f)	1,830,964	61,268,975
Telefonica SA (d)	14,126,812	64,628,654
TOTAL COMMUNICATION SERVICES		125,897,629
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	1,683,582	107,398,998
Specialty Retail - 0.3%
Industria de Diseno Textil SA	4,181,097	257,677,949
TOTAL CONSUMER DISCRETIONARY		365,076,947
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	4,236,854	109,396,847
Financials - 1.9%
Banks - 1.9%
Banco Bilbao Vizcaya Argentaria SA	21,594,898	504,384,928
Banco de Sabadell SA	18,292,826	61,876,582
Banco Santander SA	54,895,938	686,520,383
Bankinter SA	2,411,737	40,690,768
CaixaBank SA	13,462,333	181,762,624
		1,475,235,285
Insurance - 0.0%
Mapfre SA	3,541,045	16,611,966
TOTAL FINANCIALS		1,491,847,251
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	676,829	98,129,051
Transportation Infrastructure - 0.1%
Aena SME SA (e)(f)	2,874,728	83,491,760
TOTAL INDUSTRIALS		181,620,811
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA (d)	287,771	19,092,119
Utilities - 0.8%
Electric Utilities - 0.8%
Acciona SA	94,618	27,237,449
Endesa SA	1,197,891	50,104,311
Iberdrola SA	23,312,260	529,231,136
Redeia Corp SA	1,555,477	26,724,762
		633,297,658
Gas Utilities - 0.0%
Naturgy Energy Group SA	1,579,511	52,580,430
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	1,229,849	20,326,806
TOTAL UTILITIES		706,204,894
TOTAL SPAIN		2,999,136,498
SWEDEN - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	9,042,982	48,490,544
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	2,101,539	39,444,683
TOTAL COMMUNICATION SERVICES		87,935,227
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(e)	470,223	35,486,606
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	1,621,452	28,769,052
TOTAL CONSUMER DISCRETIONARY		64,255,658
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	2,193,481	61,672,425
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	5,609,335	112,331,291
Svenska Handelsbanken AB A Shares	5,217,972	77,019,757
Swedbank AB A1 Shares	3,145,717	116,314,974
		305,666,022
Capital Markets - 0.0%
EQT AB	1,656,947	57,336,600
Financial Services - 0.4%
Industrivarden AB A Shares	416,973	23,709,352
Industrivarden AB C Shares	601,160	32,958,291
Investor AB B Shares	6,634,256	273,580,160
L E Lundbergforetagen AB B Shares	276,760	16,336,247
		346,584,050
TOTAL FINANCIALS		709,586,672
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	684,965	32,804,965
Industrials - 1.7%
Aerospace & Defense - 0.1%
Saab AB B Shares	1,227,732	75,666,850
Building Products - 0.3%
Assa Abloy AB B Shares	3,740,669	134,322,308
Nibe Industrier AB B Shares	5,467,204	21,476,588
		155,798,896
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	1,832,745	30,608,276
Construction & Engineering - 0.0%
Skanska AB B Shares	1,266,115	34,336,810
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	522,143	11,284,794
Lifco AB B Shares	812,288	26,163,960
		37,448,754
Machinery - 1.2%
Alfa Laval AB	1,108,986	62,385,042
Atlas Copco AB A Shares	9,651,052	184,540,752
Atlas Copco AB B Shares	5,684,845	96,665,330
Epiroc AB A Shares	2,368,006	70,053,767
Epiroc AB B Shares	1,457,492	37,316,948
Indutrade AB	1,047,338	21,949,281
Sandvik AB	3,966,602	161,322,692
SKF AB B Shares	1,307,570	34,398,929
Trelleborg AB B Shares	738,569	32,268,548
Volvo AB B Shares	5,949,172	209,448,033
		910,349,322
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	996,311	35,544,383
Beijer Ref AB B Shares	1,567,582	21,850,495
		57,394,878
TOTAL INDUSTRIALS		1,301,603,786
Information Technology - 0.2%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson B Shares	10,131,100	132,111,602
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	7,957,938	73,010,138
TOTAL INFORMATION TECHNOLOGY		205,121,740
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	1,089,426	67,939,423
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	2,274,481	25,077,403
TOTAL MATERIALS		93,016,826
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	2,646,281	15,195,960
Sagax AB B Shares	843,333	15,216,913
TOTAL REAL ESTATE		30,412,873
TOTAL SWEDEN		2,586,410,172
SWITZERLAND - 6.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	99,279	85,027,239
Consumer Discretionary - 0.6%
Specialty Retail - 0.0%
Avolta AG	325,766	20,575,573
Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA Series A	2,060,532	442,435,408
Swatch Group AG/The bearer shares (d)	108,139	29,936,686
		472,372,094
TOTAL CONSUMER DISCRETIONARY		492,947,667
Consumer Staples - 1.3%
Food Products - 1.3%
Barry Callebaut AG (d)	13,675	21,076,196
Chocoladefabriken Lindt & Spruengli AG	3,520	41,962,206
Chocoladefabriken Lindt & Spruengli AG participation certificates	393	48,083,403
Nestle SA	9,875,722	1,002,030,643
TOTAL CONSUMER STAPLES		1,113,152,448
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise	115,460	17,380,757
Capital Markets - 0.9%
Julius Baer Group Ltd	789,606	64,594,395
Partners Group Holding AG	81,873	86,766,185
UBS Group AG	12,167,745	577,404,747
		728,765,327
Insurance - 0.7%
Helvetia Baloise Holding AG	295,330	76,807,367
Swiss Life Holding AG	106,633	116,230,038
Zurich Insurance Group AG	573,452	407,230,670
		600,268,075
TOTAL FINANCIALS		1,346,414,159
Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	188,552	50,148,478
Straumann Holding AG	427,833	51,701,844
		101,850,322
Life Sciences Tools & Services - 0.2%
Lonza Group AG	269,185	171,931,730
Pharmaceuticals - 0.4%
Galderma Group AG	706,684	149,500,022
Sandoz Group AG	1,602,171	134,651,742
		284,151,764
TOTAL HEALTH CARE		557,933,816
Industrials - 1.2%
Building Products - 0.1%
Belimo Holding AG	37,717	39,961,513
Geberit AG	123,524	81,246,841
		121,208,354
Electrical Equipment - 0.8%
ABB Ltd	6,007,457	642,361,837
Machinery - 0.2%
Schindler Holding AG	77,887	25,594,793
Schindler Holding AG participation certificate	152,404	51,546,545
VAT Group AG (e)(f)	103,490	80,983,527
		158,124,865
Marine Transportation - 0.0%
Kuehne + Nagel International AG	185,139	42,777,296
Professional Services - 0.1%
SGS SA	634,591	72,259,878
TOTAL INDUSTRIALS		1,036,732,230
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	554,654	67,435,353
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	631,895	53,099,022
EMS-Chemie Holding AG	26,896	24,585,607
Givaudan SA	35,392	131,492,922
Sika AG	584,359	114,057,162
TOTAL MATERIALS		323,234,713
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	307,542	51,575,489
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	75,898	14,391,011
TOTAL SWITZERLAND		5,088,844,125
UNITED KINGDOM - 10.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	21,968,225	61,772,663
Media - 0.1%
Informa PLC	4,875,743	53,264,714
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	70,733,069	106,292,392
TOTAL COMMUNICATION SERVICES		221,329,769
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	440,191	78,339,210
Diversified Consumer Services - 0.0%
Pearson PLC	1,810,782	26,916,231
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	6,517,731	209,675,406
Specialty Retail - 0.0%
Kingfisher PLC	6,477,920	25,080,967
TOTAL CONSUMER DISCRETIONARY		340,011,814
Consumer Staples - 2.0%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	769,383	69,775,344
Diageo PLC	8,534,310	174,941,022
		244,716,366
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	6,537,814	26,087,656
Marks & Spencer Group PLC	7,917,098	37,808,271
Tesco PLC	24,474,237	141,865,874
		205,761,801
Food Products - 0.0%
Associated British Foods PLC	1,083,092	26,575,692
Household Products - 0.2%
Reckitt Benckiser Group PLC	2,461,315	151,472,602
Personal Care Products - 0.6%
Unilever PLC	8,374,826	471,934,513
Tobacco - 0.7%
British American Tobacco PLC	7,697,023	476,265,618
Imperial Brands PLC	2,837,546	102,894,167
		579,159,785
TOTAL CONSUMER STAPLES		1,679,620,759
Financials - 3.5%
Banks - 2.7%
Barclays PLC	52,448,605	320,411,778
HSBC Holdings PLC	65,863,787	1,236,806,074
Lloyds Banking Group PLC	224,470,692	307,038,787
NatWest Group PLC	30,589,649	246,024,559
Standard Chartered PLC	6,822,544	182,706,102
		2,292,987,300
Capital Markets - 0.4%
3i Group PLC	3,731,269	113,317,977
London Stock Exchange Group PLC	1,708,550	207,587,584
Schroders PLC	3,086,877	24,277,447
		345,183,008
Financial Services - 0.1%
M&G PLC	8,544,301	36,360,888
Wise Group PLC (United Kingdom)	2,751,981	34,614,907
		70,975,795
Insurance - 0.3%
Admiral Group PLC	997,944	44,295,972
Aviva PLC	11,612,480	95,586,289
Legal & General Group PLC	20,075,645	73,375,354
Standard Life PLC	2,700,375	28,219,977
		241,477,592
TOTAL FINANCIALS		2,950,623,695
Health Care - 1.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	2,945,888	43,909,835
Pharmaceuticals - 1.8%
Astrazeneca PLC	5,796,209	1,077,350,255
GSK PLC	15,549,403	393,192,200
		1,470,542,455
TOTAL HEALTH CARE		1,514,452,290
Industrials - 1.8%
Aerospace & Defense - 1.2%
BAE Systems PLC	11,229,508	305,518,257
Melrose Industries PLC	4,784,970	30,331,527
Rolls-Royce Holdings PLC	32,192,601	579,203,837
		915,053,621
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	9,682,206	58,179,139
Verisure PLC (b)(d)	891,714	11,888,288
		70,067,427
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	10,276,273	92,378,802
Smiths Group PLC	1,166,533	38,708,700
		131,087,502
Machinery - 0.0%
Spirax Group PLC	282,974	26,542,298
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	4,419,101	25,560,865
Professional Services - 0.3%
Intertek Group PLC	590,014	42,271,222
RELX PLC	6,844,804	223,373,643
		265,644,865
Trading Companies & Distributors - 0.0%
Bunzl PLC	1,242,694	39,289,285
TOTAL INDUSTRIALS		1,473,245,863
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	1,418,783	89,457,806
Software - 0.0%
Sage Group PLC/The	3,540,095	40,046,618
TOTAL INFORMATION TECHNOLOGY		129,504,424
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	2,855,741	24,109,837
Industrial REITs - 0.0%
Segro PLC	4,670,052	45,445,463
TOTAL REAL ESTATE		69,555,300
Utilities - 0.7%
Electric Utilities - 0.2%
SSE PLC	4,646,241	145,852,832
Multi-Utilities - 0.4%
Centrica PLC	17,705,573	44,707,678
National Grid PLC	19,062,923	306,909,218
		351,616,896
Water Utilities - 0.1%
Severn Trent PLC	1,038,663	41,543,393
United Utilities Group PLC	2,847,375	51,536,485
		93,079,878
TOTAL UTILITIES		590,549,606
TOTAL UNITED KINGDOM		8,968,893,520
UNITED STATES - 7.5%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	562,197	279,794,203
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Stellantis NV (Italy) (b)	7,774,223	62,250,816
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	546,832	84,294,153
TOTAL CONSUMER DISCRETIONARY		146,544,969
Energy - 1.6%
Energy Equipment & Services - 0.0%
Tenaris SA	1,232,655	37,549,120
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	60,180,828	425,085,534
Shell PLC	21,525,227	909,556,973
Shell PLC rights (b)(c)	21,440,700	8,374,737
		1,343,017,244
TOTAL ENERGY		1,380,566,364
Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	4,672,994	39,636,789
Swiss Re AG	1,145,148	172,678,137
TOTAL FINANCIALS		212,314,926
Health Care - 3.6%
Health Care Equipment & Supplies - 0.2%
Alcon AG	1,915,336	127,844,476
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	789,874	29,154,824
Pharmaceuticals - 3.4%
Haleon PLC	34,141,441	154,128,943
Novartis AG	7,019,420	1,055,792,048
Roche Holding AG	2,685,014	1,132,759,093
Roche Holding AG bearer shares	120,304	51,879,222
Sanofi SA	4,181,603	366,555,752
		2,761,115,058
TOTAL HEALTH CARE		2,918,114,358
Industrials - 1.3%
Construction & Engineering - 0.2%
Ferrovial NV	1,817,625	124,448,567
Ferrovial NV rights (b)(c)	1,917,039	1,247,260
		125,695,827
Electrical Equipment - 0.8%
Schneider Electric SE	2,101,483	660,040,701
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	9,350	22,646,326
AP Moller - Maersk A/S Series B	12,801	31,784,449
		54,430,775
Professional Services - 0.1%
Experian PLC	3,453,382	119,258,156
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	1,573,588	123,800,799
TOTAL INDUSTRIALS		1,083,226,258
Information Technology - 0.0%
Software - 0.0%
Octave Intelligence PLC depository receipt	795,808	13,566,426
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	295,345	16,018,804
Holcim AG	1,955,535	192,481,517
TOTAL MATERIALS		208,500,321
TOTAL UNITED STATES		6,242,627,825
TOTAL COMMON STOCKS (Cost $53,368,921,908)		82,157,052,890

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
FRANCE - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	777,688	160,657,679
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	211,273	18,395,912
Dr Ing hc F Porsche AG (b)(d)(f)	419,059	22,809,890
Porsche Automobil Holding SE (b)	587,026	22,326,895
Volkswagen AG non-voting shares (b)	790,410	84,336,435
TOTAL CONSUMER DISCRETIONARY		147,869,132
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA non-voting shares	580,558	45,153,219
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	96,866	27,692,502
TOTAL GERMANY		220,714,853
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $340,384,781)		381,372,532

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $48,601,549)	3.64	48,960,000	48,603,584

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.67	529,463,567	529,569,460
Fidelity Securities Lending Cash Central Fund (i)(j)	3.67	567,734,643	567,791,417
TOTAL MONEY MARKET FUNDS (Cost $1,097,360,877)			1,097,360,877

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,855,269,115)	83,684,389,883
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,315,633)
NET ASSETS - 100.0%	83,675,074,250

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	7,519	6/2026	1,169,693,235	72,086,809

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $744,273,888 or 0.9% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $777,240,640 or 0.9% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,774,330.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $223,443,836.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	922,275,459	2,411,957,945	2,804,663,944	7,279,043	-	-	529,569,460	529,463,567	0.8%
Fidelity Securities Lending Cash Central Fund	586,142,425	981,057,819	999,408,827	2,083,568	-	-	567,791,417	567,734,643	1.6%
Total	1,508,417,884	3,393,015,764	3,804,072,771	9,362,611	-	-	1,097,360,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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